Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021	Feb. 02, 2021	Mar. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Cash	$ 919	$ 919
Money market mutual funds	172,519,526	86,251,323
Treasury bills		86,253,272
Federal Depository Insurance Coverage	$ 250,000	$ 250,000
Warrants outstanding (in Shares)	13,800,000	13,800,000		0
Assets held in trust	$ 17,250,000	$ 919	$ 172,500,000
Money Market Mutual Funds [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Assets held in trust		86,253,272
U.S. Treasury Bills [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Assets held in trust		$ 86,251,323
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants exercisable (in Shares)	2